UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Paracorp
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 54.13%
Communication Services - 5.67%
	Activision Blizzard, Inc.	11,005	$512,503
*	Alphabet, Inc. - Class C	1,006	1,041,824
*	Facebook, Inc.	4,700	616,123
	The Walt Disney Co.	6,300	690,795
	Verizon Communications, Inc.	8,225	462,409
			3,323,654
Consumer Discretionary - 5.63%
*	Amazon.com, Inc.	850	1,276,675
	McDonald's Corp.	4,000	710,280
	The Home Depot, Inc.	4,200	721,644
	The TJX Cos., Inc.	13,200	590,568
			3,299,167
Consumer Staples - 2.61%
	Altria Group, Inc.	8,175	403,763
	PepsiCo, Inc.	4,285	473,407
	The Procter & Gamble Co.	7,085	651,253
			1,528,423
Energy - 4.02%
	Chevron Corp.	3,000	326,370
	Enbridge, Inc.	25,848	803,356
	Exxon Mobil Corp.	9,500	647,805
	Schlumberger Ltd.	16,075	579,986
			2,357,517
Financials - 8.22%
	Bank of America Corp.	35,500	874,720
*	Berkshire Hathaway, Inc. - Class B	5,000	1,020,900
	Chubb Ltd.	3,075	397,228
	JP Morgan Chase & Co.	7,950	776,079
	The Charles Schwab Corp.	10,500	436,065
	The Goldman Sachs Group, Inc.	4,000	668,200
	The PNC Financial Services Group, Inc.	5,500	643,005
			4,816,197
Health Care - 8.94%
	Abbott Laboratories	8,000	578,640
	Aurora Cannabis, Inc.	35,000	173,999
*	Aurora Cannabis, Inc.	15,000	74,400
	Bristol-Myers Squibb Co.	12,000	623,760
*	Canopy Growth Corp.	20,000	537,400
*	Canopy Growth Corp.	5,000	134,111
*	Incyte Corp.	9,000	572,310
	Johnson & Johnson	7,075	913,029
*	Regeneron Pharmaceuticals, Inc.	1,300	485,550
	Roche Holding AG	20,000	621,600
	Zimmer Biomet Holdings, Inc.	5,075	526,379
			5,241,178

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
	Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 4.49%
* Gencor Industries, Inc.	30,000	$329,100
General Dynamics Corp.	2,700	424,467
Granite Construction, Inc.	18,000	725,040
Southwest Airlines Co.	10,000	464,800
The LS Starrett Co.	10,878	56,892
* Transcat, Inc.	8,054	153,187
United Parcel Service, Inc.	4,925	480,335
		2,633,821
Information Technology - 10.68%
Apple, Inc.	7,500	1,183,875
* Check Point Software Technologies Ltd.	5,000	513,250
Cisco Systems, Inc.	10,000	433,300
Corning, Inc.	17,000	513,570
FLIR Systems, Inc.	8,000	348,320
Intel Corp.	10,000	469,300
Mastercard, Inc.	3,200	603,680
Microsoft Corp.	6,000	609,420
NVIDIA Corp.	4,000	534,000
ServiceNow, Inc.	3,000	534,150
Universal Display Corp.	5,500	514,635
		6,257,500
Materials - 1.00%
Ecolab, Inc.	4,000	589,400
		589,400
Real Estate - 0.80%
Ventas, Inc.	8,000	468,720
		468,720
Utilities - 2.07%
Duke Energy Corp.	6,000	517,800
NextEra Energy, Inc.	4,000	695,280
		1,213,080

Total Common Stocks (Cost $28,877,954)		31,728,657

EXCHANGE-TRADED PRODUCTS - 2.04%
Emerging Markets - 0.80%
Schwab Emerging Markets Equity ETF	20,000	470,600

Financials - 2.04%
Vanguard Mortgage-Backed Securities ETF	14,100	726,009

Total Exchange-Traded Products (Cost $1,256,657)		1,196,609

		(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
				Value (Note 1)

PREFERRED STOCKS - 1.12%
Financials - 0.73%		Dividend Rate	Shares
Bank of America Corp.		6.000%	3,850	$96,443
JP Morgan Chase & Co.		6.100%	5,450	139,193
Prudential Financial, Inc.		5.625%	4,050	95,742
*	The PNC Financial Services Group, Inc.	0.000%	3,750	96,525
				427,903
Real Estate - 0.16%
Public Storage		5.200%	4,250	93,542

Utilities - 0.23%
Duke Energy Corp.		5.625%	5,650	133,736

Total Preferred Stocks (Cost $684,914)				655,181

CORPORATE BONDS - 16.79%
Consumer Staples - 1.37%	Principal	Coupon Rate	Maturity Date
General Mills, Inc.	$375,000	5.650%	2/15/2019	376,844
General Mills, Inc.	430,000	3.150%	12/15/2021	426,574
				803,418
Energy - 0.77%
Progress Energy, Inc.	300,000	7.050%	3/15/2019	302,157
Progress Energy, Inc.	150,000	4.875%	12/1/2019	151,920
				454,077
Financials - 3.91%
Bank of America Corp.	730,000	3.527%	10/21/2022	731,035
JP Morgan Chase & Co.	775,000	4.350%	8/15/2021	792,689
US Bancorp	805,000	3.100%	4/27/2026	766,330
				2,290,054
Health Care - 1.32%
CVS Health Corp.	805,000	2.750%	12/1/2022	771,694

Industrials - 4.09%
Caterpillar, Inc.	790,000	3.900%	5/27/2021	815,165
John Deere Capital Corp.	800,000	2.800%	1/27/2023	782,264
Norfolk Southern Corp.	290,000	3.250%	12/1/2021	290,449
Norfolk Southern Corp.	515,000	3.000%	4/1/2022	511,131
				2,399,009
Information Technology - 5.33%
Apple, Inc.	800,000	2.850%	5/6/2021	800,566
Apple, Inc.	730,000	2.706%	5/11/2022	734,194
Microsoft Corp.	810,000	2.375%	5/1/2023	792,795
Oracle Corp.	830,000	2.400%	9/15/2023	795,782
				3,123,337

Total Corporate Bonds (Cost $10,046,078)				9,841,589

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
			Principal	Coupon Rate	Maturity Date		Value (Note 1)

FEDERAL AGENCY OBLGATIONS - 6.24%
	*	Federal National Mortgage Association	$1,320,000	1.875%	9/24/2026		$1,229,402
	*	Federal National Mortgage Association	1,230,000	2.000%	1/5/2022		1,211,974
	*	Federal National Mortgage Association	1,225,000	2.625%	9/6/2024		1,220,239

		Total Federal Agency Obligations (Cost $3,662,720)					3,661,615

MUNICIPAL BOND - 1.23%
	*	New York State Urban Development
		Corp.	750,000	3.270%	3/15/2028		718,792

		Total Municipal Bond (Cost $724,341)					718,792

U.S. TREASURY NOTES - 16.13%
		United States Treasury Note	350,000	1.000%	11/15/2019		345,078
		United States Treasury Note	1,345,000	2.000%	11/30/2020		1,332,811
		United States Treasury Note	2,510,000	1.625%	11/15/2022		2,429,994
		United States Treasury Note	980,000	2.375%	8/15/2024		971,119
		United States Treasury Note	1,925,000	2.750%	6/30/2025		1,944,851
		United States Treasury Note	2,345,000	3.125%	11/15/2028		2,434,037

		Total U.S. Treasury Notes (Cost $9,534,218)					9,457,890
			Number of	Exercise	Expiration	Notional
CALL OPTION PURCHASED - 0.01%			Contracts	Price	Date	Value
	*	Bristol-Myers Squibb Co.	100	$ 55.00	1/18/2019	$519,800	3,300

		Total Call Option Purchased (Premiums Received $32,925)					3,300

SHORT-TERM INVESTMENT - 1.95%
	§	Fidelity Investments Money Market Government			Shares
		Portfolio - Institutional Class, 2.25%			1,141,785		1,141,785

		Total Short-Term Investment (Cost $1,141,785)					1,141,785

Total Value of Investments (Cost $55,961,592) (a) - 99.64%							$58,405,418

Other Assets Less Liabilities - 0.36%							210,803

	Net Assets - 100%						$58,616,221

*	Non-income producing investment
§	Represents 7 day effective yield

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation						$4,615,108
	Aggregate gross unrealized depreciation						(2,171,282)

		Net unrealized appreciation					$2,443,826

						(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

Summary of Investments	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	5.67%	$ 3,323,654
Consumer Discretionary	5.63%	3,299,167
Consumer Staples	2.61%	1,528,423
Energy	4.02%	2,357,517
Financials	8.22%	4,816,197
Health Care	8.94%	5,241,178
Industrials	4.49%	2,633,821
Information Technology	10.68%	6,257,500
Materials	1.00%	589,400
Real Estate	0.80%	468,720
Utilities	2.07%	1,213,080
Exchange-Traded Products:
Emerging Markets	0.80%	470,600
Financials	1.24%	726,009
Preferred Stocks:
Financials	0.73%	427,903
Real Estate	0.16%	93,542
Utilities	0.23%	133,736
Corporate Bonds:
Consumer Staples	1.37%	803,418
Energy	0.77%	454,077
Financials	3.91%	2,290,054
Health Care	1.32%	771,694
Industrials	4.09%	2,399,009
Information Technology	5.33%	3,123,337
Federal Agency Obligations	6.24%	3,661,615
Municipal Bond	1.23%	718,792
U.S. Treasury Notes	16.13%	9,457,890
Call Option Purchased	0.01%	3,300
Short-Term Investment	1.95%	1,141,785
Other Assets Less Liabilities	0.36%	210,803
Total Net Assets	100.00%	$58,616,221

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$31,728,657	$31,728,657	$-	$-
Exchange-Traded Products	1,196,609	1,196,609	-	-
Preferred Stocks	655,181	655,181	-	-
Corporate Bonds	9,841,589	-	9,841,589	-
Federal Agency Obligations	3,661,615	-	3,661,615	-
Municipal Bond	718,792	-	718,792	-
U.S. Treasury Notes	9,457,890	-	9,457,890	-
Call Options Purchased	3,300	-	3,300	-
Short-Term Investment	1,141,785	1,141,785	-	-
Total Assets	$58,405,418	$34,722,232	$23,683,186	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: February 26, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: February 26, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: February 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer